NOTES PAYABLE AND CONVERTIBLE NOTES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Notes Payable And Convertible Notes
SCHEDULE OF CONVERTIBLE NOTES

The Company’s convertible notes outstanding at March 31, 2025 and June 30, 2024 were as follows:

	March 31, 2025 (Unaudited)	June 30, 2024
Convertible notes and debenture	$399,235	$313,550
Unamortized discounts	(75,056)	(38,854)
Premium, net	114,399	124,629
Convertible notes, net	$438,578	$399,325

The Company’s convertible notes outstanding at June 30, 2024 and 2023 were as follows:

	June 30, 2024	June 30, 2023
Convertible notes and debenture	$313,550	$338,362
Unamortized discounts	(38,854)	(38,994)
Premium, net	124,629	91,171
Convertible notes, net	$399,325	$390,539